Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Document Fiscal Year Focus	2018
Current assets	$ 392,144	$ 542,600
Non-current assets	131,636	117,438
Total assets	523,780	660,038
Current liabilities	139,183	161,414
Non-current liabilities	145,501	223,253
Shareholders' equity	239,096	275,371
Total liabilities	$ 523,780	$ 660,038